Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	AVINO SILVER & GOLD MINES LTD.
Entity Central Index Key	0000316888
Document Type	6-K/A
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Amendment Description	Amendment
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Document Quarterly Report	true
Document Transition Report	false
Entity File Number	001-35254
Entity Address Address Line 1	Suite 900
Entity Address Address Line 2	570 Granville Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6C 3P1